Average Annual Total Returns		12 Months Ended	25 Months Ended	48 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		10.97%
Bloomberg 500 Dividend Yield Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 500 Dividend Yield Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.44%		9.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	22.68%
Bloomberg US 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 2000 Value Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.96%	12.68%
Infrastructure Capital Equity Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.92%		7.05%
Performance Inception Date	Dec. 28, 2021
Infrastructure Capital Equity Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.17%		4.52%
Infrastructure Capital Equity Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.76%		4.52%
Infrastructure Capital Small Cap Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.94%	16.99%
Performance Inception Date	Dec. 11, 2023
Infrastructure Capital Small Cap Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.03%	14.63%
Infrastructure Capital Small Cap Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.63%	12.39%